Income Per Share	6 Months Ended
Jun. 30, 2019
Successor [Member]
Income Per Share

15. INCOME PER SHARE

Basic income per common share was computed using the two-class method by dividing basic net income attributable to common shareholders by the weighted-average number of common shares outstanding. Diluted income per common share was computed using the two-class method by dividing diluted net income attributable to common shareholders by the weighted-average number of common shares outstanding plus dilutive common equivalent shares. Dilutive common equivalent shares include all in-the-money outstanding contracts to issue common shares as if they were exercised or converted.

2018 Predecessor Period and 2018 Predecessor Quarter

The following table sets forth the calculation of basic and diluted earnings per common share for the periods presented (in thousands except shares and per share amounts):

	2018	2018
	Period from	Period from
	January 1 to	April 1 to
	June 6, 2018	June 6, 2018
Weighted average basic common shares outstanding	348,524,566	348,524,566
Dilutive potential common shares	21,475,434	21,475,434
Weighted average dilutive common shares outstanding	370,000,000	370,000,000
Basic:
Net Income	6,736	1,283
Less: Earnings allocated to participating securities	192	(6)
Net income available to basic common shares	6,928	1,277
Basic earnings per common share	0.02	0.00
Diluted:
Net Income	6,736	1,283
Less: Earnings allocated to participating securities	181	(6)
Net income available to diluted common shares	6,917	1,277
Diluted earnings per common share	0.02	0.00

2018 Successor Period

Basic EPS (in thousands except shares and per share amounts):

Transaction Detail	Change in Shares	Total Shares Outstanding
Beginning balance		11,730,425
Shares issued to Backstop Investor	4,829,375	16,559,800
Shares issued for IPO underwriting fees	307,465	16,867,265
Shares issued to NPS/GES	53,690,315	70,557,580
Reclassification of shares previously subject to redemption, net of shares redeemed	15,005,189	85,562,769
Ending balance		85,562,769

Basic
Net income (loss) available to common (basic)	$(3,965)

Weighted average number of shares	85,562,769

Net loss per share (basic)	$(0.05)

Diluted EPS (in thousands except shares and per share amounts):

Net income (loss) available to common (diluted)	$(3,965)
Weighted average units outstanding	85,562,769
Dilutive common shares	-
Weighted average dilutive units outstanding	85,562,769

Net loss per share (diluted)	$(0.05)

2019 Successor Period and 2019 Successor Quarter

The following tables provide a reconciliation of the data used in the calculation of basic and diluted ordinary shares outstanding for the period (in thousands except shares and per share amounts).

Date	Transaction Detail	Change in Shares	Period from January 1, 2019 to June 30, 2019 Weighted Average Ordinary Shares Outstanding
December 31, 2018	Beginning Balance		85,562,769
January 9, 2019	Other	33,796	32,302
February 19, 2019	NPS equity stock earn-out	1,300,214	1,300,214
June 30, 2019	Ending Balance		86,895,285

Date	Transaction Detail	Change in Shares	Period from April 1, 2019 to June 30, 2019 Weighted Average Ordinary Shares Outstanding
March 31, 2019	Beginning Balance		86,896,779
June 30, 2019	Ending Balance		86,896,779

	Period from January 1, 2019 to	Period from April 1, 2019 to
	June 30, 2019	June 30, 2019
	Shares for Use in Allocation	Shares for Use in Allocation
	to Participating Earnings	to Participating Earnings
Weighted average ordinary shares outstanding	86,895,285	86,896,779
Non-vested, participating restricted shares	1,600,200	1,600,200
Shares for use in allocation of participating earnings	88,495,485	88,496,979

Basic earnings per share (EPS):

	Period from January 1 to June 30, 2019	Period from April 1 to June 30, 2019
Net income	24,530	11,356
Less dividends to:	-	-
Ordinary Shares	-	-
Non-vested participating shares	-	-
Undistributed Successor Period Earnings	24,530	11,356

Allocation of earnings to Ordinary Shares	24,086	11,151
Allocation of earnings to Nonvested Shares	444	205

	Ordinary Shares	Ordinary Shares
Distributed Earnings	-	-
Undistributed Earnings	0.28	0.13
Total	0.28	0.13

Diluted earnings per share (EPS):

	Period from January 1 to June 30, 2019			Period from April 1 to June 30, 2019
Ordinary shares	Undistributed & distributed earnings to ordinary shareholders	Ordinary shares	EPS	Undistributed & distributed earnings to ordinary shareholders	Ordinary shares	EPS

As reported — basic	$24,086	86,895,285	0.28	$11,151	86,896,779	0.13

Add-back:
Undistributed earnings allocated to nonvested shareholders	444			205
12,618,680 Private Warrants @ $5.75 per half share (anti-dilutive)	-			-
22,921,700 Public Warrants @ $5.75 per half share (anti-dilutive)	-			-

Less:
Undistributed earnings reallocated to nonvested shareholders	(444)			(205)

Diluted EPS — Ordinary shares	$24,086	86,895,285	0.28	$11,151	86,896,779	0.13

Warrants that could be converted into as many as 17,770,190 ordinary shares are excluded from diluted EPS as they are anti-dilutive.